EARNINGS PER SHARE	12 Months Ended
Sep. 30, 2014
EARNINGS PER SHARE
EARNINGS PER SHARE

2.EARNINGS PER SHARE

Basic earnings per share is computed using the weighted average number of common shares outstanding. The effect of potential dilutive securities is included in diluted earnings per share. The computations of basic and diluted earnings per share are presented in the following table.

	Years Ended September 30,
	2014	2013	2012

Net income	$11,033,362	$9,809,059	$9,829,688

Add (less):
(Loss) benefit from repurchase of preferred stock, net	(26,815)	22,604	363,699
Preferred dividends declared	(705,520)	(1,234,529)	(1,626,900)
Accretion of discount on preferred stock	(77,917)	(307,647)	(420,829)
Income available for common shares	$10,223,110	$8,289,487	$8,145,658

Weighted average common shares outstanding - basic	11,154,695	10,892,136	10,679,091
Effect of dilutive securities:
Treasury stock held in equity trust - unvested shares	205,257	192,851	271,779
Equivalent shares - employee stock options and awards	210,081	47,954	42,992
Weighted average common shares outstanding - diluted	11,570,033	11,132,941	10,993,862

Earnings per share:
Basic	$0.92	$0.76	$0.76
Diluted	0.88	0.74	0.74

Under the treasury stock method, outstanding stock options are dilutive when the average market price of the Company’s common stock, when combined with the effect of any unamortized compensation expense, exceeds the option price during a period.  Proceeds from the assumed exercise of dilutive options along with the related tax benefit are assumed to be used to repurchase common shares at the average market price of such stock during the period.

Options to purchase common shares totaling 389,824, 450,758, and 579,891 were excluded from the computations of diluted earnings per share for the years ended September 30, 2014, 2013 and 2012, respectively, because the exercise price of the options, when combined with the effect of the unamortized compensation expense, were greater than the average market price of the common shares and were considered anti-dilutive.